SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Detail Textuals 1) - Post-RTO - Acreage Holdings, Inc. capital structure $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Payments for withheld shares which previously issued to satisfy certain shareholders federal income tax requirements | $	$ 21,054
Exercise price of warrants outstanding | $ / shares	$ 25
Weighted average fair value of warrants issued and outstanding | $ / shares	$ 13.22
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of additional shares issued | shares	88
Number of additional shares issued to satify reverse takeover obligation | shares	60
Value of additional shares issued to satify RTO-related obligations | $	$ 1,451
Number of additional shares issued as compensation for consulting services | shares	28
Value for number of additional shares issued as compensation for consulting services | $	$ 358